Leases - Summary of Changes in Assets Subject to Operating Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Assets Subject To Operating Lease [Abstract]
Beginning balance	₩ 1,116,175	₩ 0
Acquisition	984,093	118,256
Depreciation	(250,971)	(52,504)
Disposal	(93,138)	(21,963)
Business combination	0	1,071,111
Others	22,149	1,275
Ending balance	₩ 1,778,308	₩ 1,116,175